Average Annual Total Returns			12 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended	264 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%		13.86%	12.55%	11.01%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.15%		6.86%	8.09%	10.03%
MSCI AC World Index ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index ex USA Net Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.53%	1.16%
MSCI All Country World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.36%	(1.32%)
Hood River Small-Cap Growth Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.56%		18.73%	14.18%	13.37%
Performance Inception Date		Jan. 02, 2003
Hood River Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			34.42%		16.64%	12.70%	12.34%
Hood River Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return, Percent			21.89%		14.45%	11.29%	11.43%
Hood River Small-Cap Growth Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.20%		18.49%	13.96%	13.27%
Performance Inception Date		Jul. 07, 2015
Hood River Small-Cap Growth Fund - Retirement Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.69%		18.82%	14.25%	13.40%
Performance Inception Date		Mar. 03, 2017
Hood River International Opportunity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		20.19%	5.54%
Performance Inception Date		Sep. 28, 2021
Hood River International Opportunity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		20.18%	5.39%
Hood River International Opportunity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return, Percent	[1]		12.02%	4.26%
Hood River International Opportunity Fund Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		19.95%	20.49%
Performance Inception Date		Aug. 11, 2023
Hood River International Opportunity Fund Retirement Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		20.40%	6.03%
Performance Inception Date		Dec. 22, 2021

[1]	Institutional Shares of the Fund commenced operations on September 28, 2021.
[2]	Investor Shares of the Fund commenced operations on August 11, 2023. Performance shown for Investor Shares prior to inception (August 11, 2023) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Investor Shares. The performance of the Institutional Shares will differ from that of the Institutional Shares due to differences in expenses.
[3]	Retirement Shares of the Fund commenced operations on December 22, 2021. Performance shown for Retirement Shares prior to inception (December 22, 2021) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Retirement Shares will differ from that of Institutional Shares due to differences in expenses.